SCHEDULE OF CONCENTRATION OF RISK (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 HKD ($)		Dec. 31, 2024 HKD ($)
Concentration Risk [Line Items]
Revenues	$ 4,889,407		$ 37,902,684		$ 5,978,961
Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues				[1]	$ 4,900,000
Concentration of risk percentage		[1]		[1]	82.00%
Customer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 11,729,470			[1]
Concentration of risk percentage	31.00%		31.00%			[1]
Customer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 5,290,470			[1]
Concentration of risk percentage	14.00%		14.00%			[1]
Customer D [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 3,850,401			[1]
Concentration of risk percentage	10.00%		10.00%			[1]
Customer E [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		[1]		[1]	77.00%
Accounts receivable				[1]	$ 211,745
Customer F [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	67.00%		67.00%			[1]
Accounts receivable			$ 465,045			[1]
Customer G [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	15.00%		15.00%			[1]
Accounts receivable			$ 105,000			[1]
Customer H [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		[1]		[1]	25.00%
Accounts payable				[1]	$ 949,871
Customer I [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		[1]		[1]	24.00%
Accounts payable				[1]	$ 922,299
Customer J [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	51.00%		51.00%			[1]
Accounts payable			$ 12,823,672			[1]
Customer K [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	41.00%		41.00%			[1]
Accounts payable			$ 10,300,000			[1]

[1]	Less than 10%